S000004356 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	278 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.24%	9.44%	8.86%
S&P North American Natural Resources Sector Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.11%	11.23%	4.72%
iShares North American Natural Resources ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.53%	10.65%	4.19%
Performance Inception Date					Oct. 22, 2001
iShares North American Natural Resources ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.90%	9.84%	3.44%
iShares North American Natural Resources ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.92%	8.29%	3.11%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.